Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventories

9.                  Inventories

	2017	2016

Finished goods	4,255,114	3,444,898
Raw materials, production inputs and packaging	1,715,757	1,407,399
Maintenance materials	365,803	312,167
Advances to suppliers	275,169	103,267
Imports in transit and other	74,670	31,816
Total	6,686,513	5,299,547

In current assets	6,640,049	5,238,014
In non-current assets	46,464	61,533
Total	6,686,513	5,299,547

Inventories of finished products are stated at average cost of purchase or production or the estimated price of sale or acquisition, excluding taxes, whichever is lower

The value of finished products includes raw materials, ancillary and maintenance materials used, depreciation of industrial facilities, expenses with Company's and third-party personnel involved in industrial production and maintenance, and logistics expenses with the transfer of these products from the plants to the sale terminals.

In the fiscal years ended December 31, 2017 and December 31, 2016, finished goods presented a value below their net realizable value, which means there is no need to accrue a provision. For this estimate, the Company considers the sale price projected for the period during which it expects to sell the product. This period is determined based on the historical data for the turnover of the respective inventory.